UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

Perritt Emerging Opportunities Fund
Schedule of Investments (Unaudited)		January 31, 2012

Shares	COMMON STOCKS - 93.20%	Value
	Aerospace & Defense - 1.56%
40,000	CPI Aerostructures, Inc. (a)	$561,600
50,000	Kratos Defense & Security Solutions, Inc. (a)	339,500
		901,100
	Air Transport - 0.55%
33,000	AeroCentury Corp. (a)	318,450
		318,450
	Auto Parts & Equipment - 0.54%
108,000	SORL Auto Parts, Inc. (a)	312,120
		312,120
	Biotechnology - 2.40%
145,200	BioClinica, Inc. (a)	759,396
60,000	Trinity Biotech PLC - ADR (a)	627,600
		1,386,996
	Building Materials - 1.68%
106,500	U.S. Home Systems, Inc.	968,085
		968,085
	Business Services - 12.45%
75,000	Datalink Corp. (a)	690,750
366,085	Fortune Industries, Inc. (a)	195,855
600,000	GBS Enterprises, Inc.
	(Acquired 2/24/2011, Cost $750,000) (a)(b)	1,284,000
206,500	Innodata Isogen, Inc. (a)	846,650
585,000	Newtek Business Services, Inc. (a)	702,000
167,760	Onvia, Inc. (a)	513,346
55,000	Perceptron, Inc. (a)	282,150
2,500,000	Quadrant 4 Systems Corp.
	(Acquired 1/19/2011, Cost $500,000) (a)(b)(c)(d)	775,000
90,000	RCM Technologies, Inc. (a)	489,600
28,500	Rentrak Corporation (a)	487,635
208,000	SmartPros Ltd.	384,800
770,855	WidePoint Corp. (a)	539,598
		7,191,384
	Chemical & Related Products - 1.29%
50,800	Flexible Solutions International, Inc. (a)	116,840
40,000	TOR Minerals International, Inc. (a)	626,000
		742,840
	Computers & Electronics - 8.03%
290,000	ADDvantage Technologies Group, Inc. (a)	640,900
50,500	Astro-Med, Inc.	404,000
116,100	Concurrent Computer Corporation (a)	448,146
65,000	Cyberoptics Corp. (a)	566,800
275,000	Dot Hill Systems Corp. (a)	415,250
329,500	NAPCO Security Technologies, Inc. (a)	955,550
35,000	Rimage Corp.	435,400
145,000	Socket Mobile, Inc. (a)	324,800
40,000	Williams Controls, Inc.	447,600
		4,638,446
	Construction & Engineering - 1.80%
167,900	KSW, Inc.	554,070
66,150	MFRI, Inc. (a)	488,187
		1,042,257
	Consumer Products - Manufacturing - 4.11%
49,900	AT Cross Co. (a)	495,008
331,947	Emerson Radio Corp. (a)	584,227
43,200	Flexsteel Industries	613,008
150,000	Heelys, Inc.
	(Acquired 5/5/2010, Cost $458,000) (a)(b)	273,000
435,000	Sinohub, Inc. (a)	197,881
200,000	Tandy Brands Accessories, Inc. (a)	208,000
		2,371,124
	Consumer Services - 0.84%
256,700	Noah Education Holdings Ltd. -ADR (a)	482,596
		482,596
	Electronic Equipment & Instruments - 5.44%
100,000	Allied Motion Technologies, Inc.	596,000
373,200	Iteris, Inc. (a)	574,728
42,000	LGL Group, Inc. (a)	338,100
35,385	Magnetek, Inc. (a)	487,251
51,000	Schmitt Industries, Inc. (a)	171,360
238,000	Universal Power Group, Inc. (a)	402,220
275,000	Wells-Gardner Electronics Corp. (a)	569,250
		3,138,909

	Energy & Related Services - 2.13%
110,000	Acorn Energy, Inc.	711,700
61,600	CE Franklin Ltd. (a)	517,748
		1,229,448
	Energy Equipment & Services - 0.82%
150,000	Orion Energy Systems, Inc. (a)	471,000
		471,000
	Environmental Services - 2.80%
440,000	Perma-Fix Environmental Services (a)	704,000
1,110,000	TurboSonic Technologies, Inc. (a)(c)(d)	361,860
182,000	Versar, Inc. (a)	551,460
		1,617,320
	Financial Services - 8.18%
41,000	B of I Holding, Inc. (a)	685,110
136,789	Bank of Commerce Holdings	538,949
106,700	Hennessy Advisors, Inc.	293,425
94,200	HopFed Bancorp, Inc.	734,760
105,000	MicroFinancial, Inc.	687,750
121,658	Pacific Premier Bancorp (a)	919,734
246,000	Riverview Bancorp, Inc. (a)	506,760
4,500	Virtus Investment Partners, Inc. (a)	357,165
		4,723,653
	Food - 2.97%
119,000	G. Willi-Food International Ltd. (a)	547,400
70,000	John B. Sanfilippo & Son, Inc. (a)	690,900
148,800	Willamette Valley Vineyards, Inc. (a)	474,672
		1,712,972
	Health Care Providers & Services - 1.47%
22,495	Acadia Healthcare Company, Inc. (a)	275,339
119,871	Adcare Health Systems, Inc. (a)	572,983
		848,322
	Leisure - 2.99%
226,000	Century Casinos, Inc. (a)	583,080
151,000	Full House Resorts, Inc. (a)	419,780
170,000	Reading International, Inc. (a)	724,200
		1,727,060
	Medical Supplies & Services - 5.97%
177,900	Addus Homecare Corp. (a)	648,446
109,500	Allied Healthcare Products (a)	379,965
578,000	American BIO Medica Corp. (a)	92,480
258,404	American Caresource Holdings, Inc. (a)	112,044
3,500	Angeion Corp. (a)	18,900
39,100	Birner Dental Management Services, Inc.	684,250
84,500	Carriage Services, Inc.	484,185
400,000	Hooper Holmes, Inc. (a)	289,920
78,130	Lakeland Industries, Inc. (a)	735,985
		3,446,175
	Minerals & Resources - 1.39%
1,100,000	Deer Horn Metals, Inc. (a)	164,556
170,000	Vista Gold Corp. (a)	640,900
		805,456
	Motion Pictures - 0.58%
79,000	Ballantyne Strong, Inc. (a)	334,960
		334,960
	Oil & Gas - 1.33%
133,280	American Standard Energy Corp.
	(Acquired 2/2/2011, Cost $435,750) (a)(b)	266,560
50,000	Hallador Energy Co.	501,000
		767,560
	Retail - 2.10%
200,000	1-800-Flowers.com, Inc. (a)	576,000
104,745	Hastings Entertainment, Inc. (a)	169,687
75,000	PC Mall, Inc. (a)	469,500
		1,215,187
	Semiconductor Related Products - 4.31%
90,000	AXT, Inc. (a)	460,800
185,000	inTEST Corp. (a)	567,950
250,000	On Track Innovations Ltd. (a)	327,500
270,000	Ramtron International Corp. (a)	553,500
67,700	Sparton Corporation (a)	579,512
		2,489,262
	Software - 4.28%
55,000	American Software, Inc. - Class A	493,350
360,000	ARI Network Services, Inc. (a)	540,000
90,000	Bsquare Corp. (a)	357,300
79,200	Evolving Systems, Inc.	416,592

253,400	Navarre Corp. (a)	367,430
30,000	Versant Corp. (a)	298,800
		2,473,472
	Specialty Manufacturing - 6.62%
131,046	China Solar & Clean Energy Solutions, Inc.
	(Acquired 3/15/2005, 10/3/2005, and 3/5/2008, Cost $441,000) (a)(b)	18,346
73,000	Core Molding Technologies, Inc. (a)	620,500
139,000	CTI Industries Corp.	639,400
516,190	Digital Ally, Inc. (a)	309,714
24,774	Friedman Industries	259,384
70,000	Manitex International, Inc. (a)	412,300
35,000	Nobility Homes, Inc. (a)	199,500
32,000	Northern Technologies International Corp. (a)	450,240
315,000	Techprecision Corp. (a)	324,450
13,000	Universal Stainless & Alloy Products, Inc. (a)	516,490
166,667	Worldwide Energy & Manufacturing USA, Inc.
	(Acquired 1/26/2010, Cost $749,997) (a)(b)	58,333
46,183	Worldwide Energy & Manufacturing USA, Inc. (a)	16,164
		3,824,822
	Telecommunications - 3.22%
390,000	Alvarion Ltd. (a)	468,000
110,000	CalAmp Corp. (a)	501,600
318,540	Management Network Group, Inc. (a)	646,636
27,340	Micronetics, Inc. (a)	244,146
		1,860,382
	Transportation - 1.35%
110,000	Vitran Corp, Inc. (a)	775,500
		775,500

	TOTAL COMMON STOCKS (Cost $58,723,987)	$53,816,858

Contracts	WARRANTS - 0.66%	Value
	Oil & Gas
35,625	American Standard Energy Corp. Warrant A
	(Acquired 2/24/2011, Cost $0)
	Expiration: 12/31/2012, Exercise Price: $5.00 (a)(b)(c)	$-

35,625	American Standard Energy Corp. Warrant B
	(Acquired 2/24/2011, Cost $0)
	Expiration: 12/31/2012, Exercise Price: $6.50 (a)(b)(c)	-

	Business Services
600,000	GBS Enterprises, Inc. Warrant
	(Acquired 2/24/2011, Cost $0)
	Expiration: 2/22/2014, Exercise Price: $1.50 (a)(b)(c)	384,000

1,666,667	Quadrant 4 Systems Corp. Warrant
	(Acquired 1/18/2011, Cost $0)
	Expiration: 1/1/2016, Exercise Price: $0.60 (a)(b)(c)	-

	Consumer Products - Manufacturing
52,500	Sinohub, Inc. Warrant
	(Acquired 3/21/2011, Cost $0)
	Expiration: 1/18/2016, Exercise Price: $0.60 (a)(b)(c)	-

	Specialty Manufacturing
418,518	Worldwide Energy & Manufacturing USA, Inc. Warrant
	(Acquired 1/26/2010, Cost $0)
	Expiration: 1/26/2015, Exercise Price: $5.65 (a)(b)(c)	-

	TOTAL WARRANTS (Cost $0)	$384,000

Principal
Amount	FIXED INCOME SECURITIES - 0.43%	Value
$ 250,000	Real Estate Investment Trust - 0.43%
	Monmouth Capital Corporation
	(Acquired 3/30/2005, Cost $250,000)
	8.00%, 3/30/2015 (b)(c)	$250,000
	TOTAL FIXED INCOME SECURITIES (Cost $250,000)	$250,000

Shares	SHORT TERM INVESTMENTS - 5.79%	Value
641,578	Alpine Municipal Money Market Fund, 0.05%	$641,578
2,700,000	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.13%	2,700,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,341,578)	$3,341,578

	Total Investments (Cost $62,315,565) - 100.08%	$57,792,436

Liabilities in Excess of Other Assets - (0.08)%	(47,939)
TOTAL NET ASSETS - 100.00%	$57,744,497

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing security.
(b) Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of restricted securities amounted to $3,309,239 or 5.73% of Net Assets.
(c) The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of
Directors. These securities represent $1,770,860 or 3.07% of the Fund's Net Assets.
(d) Affiliated issuer. See Note 3 in the Notes to the Schedule of Investments.

Notes to the Schedule of Investments

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$62,315,565

Gross unrealized appreciation	10,805,523
Gross unrealized depreciation	(15,328,652)
Net unrealized depreciation	$(4,523,129)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Fund’s investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund’s advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Fund’s fair value procedures allow for the use of certain methods performed by the Fund’s advisor to value those securities for which market quotations are not readily available, at a price that the Fund might reasonably expect to receive upon a sale of such securities. These methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2012:

Description	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks
Consumer Discretionary	$9,211,642	$-	$-	$ 9,211,642
Consumer Staples	1,712,972	-	-	1,712,972
Energy	767,560	517,748	-	1,285,308
Financials	4,723,653	-	-	4,723,653
Health Care	3,128,627	1,332,696	-	4,461,323
Industrials	10,828,895	361,860	-	11,190,755
Information Technology	16,547,950	1,288,346	-	17,836,296
Materials	2,768,909	626,000	-	3,394,909
Total Common Stocks	49,690,208	4,126,650	-	53,816,858
Warrants
Information Technology	-	384,000	-	384,000
Total Warrants	-	384,000	-	384,000
Fixed Income
Real Estate Investment Trusts	-	-	250,000	250,000
Total Fixed Income	-	-	250,000	250,000
Short Term Investments	3,341,578	-	-	3,341,578
Total Investments in Securities	$53,031,786	$4,510,650	$250,000	$ 57,792,436

Transfers into Level 1	$ 3,183,599

Transfers out of level 1	(2,667,399)
Net transfers in (out of) Level 1	$516,200

Transfers into Level 2	$2,667,399
Transfers out of Level 2	(3,183,599)
Net Transfers in (out of) Level 2	$(516,200)

The securities transferred from Level 1 to Level 2 are due to the securities not trading on the last day of the reporting period.

The securities transferred from Level 2 to Level 1 due to an increase of observable market data from an increase in market activity.  Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the activity of the securities in Level 3 since the adoption of the pronouncement on November 1, 2011 to January 31, 2012:

Beginning Balance - November 1, 2011	$450,000
Net purchases/(sales)	(200,000)
Transfers in/(out) of level 3	-
Total realized and unrealized gains/(losses)	(200,000)
Accrued accretion/(amortization)	-
Ending Balance - January 31, 2012	$250,000

3. Transactions with Affiliates

The following issuers are affiliated with the Perritt Emerging Opportunities Fund; that is the Perritt Emerging Opportunities Fund held 5% or more of the outstanding voting securities during the period from November 1, 2011 through January 31, 2012.  As defined in section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Share Balance At November 1, 2011	Additions	Reductions	Share Balance At January 31, 2012	Dividend Income	Value At January 31, 2012
TurboSonic Technologies, Inc.	1,110,000	-	-	1,110,000	$-	$ 361,860
Quadrant 4 Systems Corp.	2,500,000	-	-	2,500,000	-	775,000
					$-	$ 1,136,860

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)    /s/Michael J. Corbett
   Michael J. Corbett, President

Date            3/22/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael J. Corbett
  Michael J. Corbett, President

Date           3/22/2012

By (Signature and Title)*      /s/ Mark J. Buh
Mark J. Buh, Treasurer

Date            3/22/2012

* Print the name and title of each signing officer under his or her signature.